Subsequent Events	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT [Abstract]
Subsequent Event

25.           SUBSEQUENT EVENTS

The outbreak of the novel coronavirus disease that has been designated as COVID-19, which emerged in December 2019 and has spread around the world in 2020, has affected economic activity across many industries in China, including the online advertising industry. Government-imposed measures, including travel restrictions, school closings, extended holidays, and requirements that most business be conducted remotely, have interrupted the operation of businesses in various areas. This, in turn, has caused an increase in the Company’s user traffic as individuals confined to their homes spent more time online than they would have otherwise. However, these measures have resulted in an increase during the first quarter of 2020 in the Company’s traffic acquisition costs, which may continue at a relatively higher level while these measures remain in effect. In addition, these measures and the adverse impact on the Chinese economy have caused, and could continue to cause, an adverse impact on the Company’s advertising revenues by causing advertisers and advertising agencies that represent them to delay and curtail their spending on online advertising. As the future extent and effect of the virus in China and the world are difficult to predict, the related financial impact on the Company’s future results of operations cannot be reasonably estimated at this time.